DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

NOTE－6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

	September 30,	December 31,
	2025	2024
Deposits	$8,354,065	$2,370,289
Prepayments (a)	9,416,881	1,013,526
Value added tax	156,237	84,301
Interest receivable	—	5,950
Other receivables (b)	605,654	1,715,784
Total	$18,532,837	$5,189,850

(a)	Included in the prepayments are professional fee in relates to M&A and business development to be amortized for a period of time based on contract periods.

(b)	Included in the other receivables for September 30, 2025 are all other third party receivables and for December 31, 2024 was other third party receivables and a security bond placed for Narain case of $1,298,495 offset with litigation claim in 2025.

NOTE－6 DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES

	December 31,
	2024	2023
Deposits	$2,370,289	$772,427
Prepayments	1,013,526	838,721
Value added tax	84,301	118,167
Interest receivable	5,950	11,552
Other receivables (a)	1,715,784	466,907
Total	$5,189,850	$2,207,774

(a)	Included in the other receivables is a security bond placed for Narain case of $1,298,495 and other third parties receivables for December 31, 2024 and all other third parties for December 31, 2023.